Income and Expenses - Summary of Asset Impairment (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Trade and other receivables (Note 16)	₱ 3,875	₱ 4,119	₱ 5,126
Inventories and supplies (Note 17)	196	89	408
Contract assets	181	224	227
Property and equipment	67		282
Prepayments and other nonfinancial assets	2		1
Total asset impairment	₱ 4,321	₱ 4,432	₱ 6,044